Reverse Recapitalization - Summary of Net Proceeds from Reverse Recapitalization and PIPE Financing (Details) $ in Thousands	12 Months Ended
Oct. 31, 2023 USD ($)
Stockholders' Equity Note [Abstract]
Cash - FEAC's Trust Account and Cash (net of redemptions and cash paid for FEAC expenses prior to close)	$ 7,363
Cash—PIPE Financing	56,892
Less transaction costs withheld from cash proceeds on Closing Date	(6,024)
Cash proceeds received from the Reverse Recapitalization and PIPE Financing on Closing Date	58,231
Less transaction costs previously deferred and netted against proceeds	(5,086)
Net cash proceeds from the Reverse Recapitalization and PIPE Financing	$ 53,145